Note 10 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Annual repayment for 2018	$ 77,997
Annual repayment for 2019	121,030
Annual repayment for 2020	313,171
Annual repayment for 2021	199,894
Annual repayment for 2022	9,975
Total	$ 722,067	$ 853,572